Warrant Liabilities (Annual and Quarter) (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	1,000,000	1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	1.00	1.00
Other Noncash Income (in Dollars)	$ 100,000
Restatement Adjustment [Member] | Warrants A [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.20	0.20
Restatement Adjustment [Member] | Warrants B [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.50	0.50
Restatement Adjustment [Member] | Private Placement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.10
Restatement Adjustment [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.10	0.01
Warrants A [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	1	1
Warrants A [Member]
Warrants Issued During Period	4,165,000	4,165,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	1.00	1.00
Warrants B [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	1	1
Warrants B [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	1.00	1.00
Warrant A and Warrant B [Member]
Warrants Issued During Period		8,330,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		1.00
Class of Warrant or Right, Outstanding	8,330,000
Placement Agent Warrants [Member] | Warrants A [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	240,000	240,000
Placement Agent Warrants [Member] | Warrants B [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	240,000	240,000
Placement Agent Warrants [Member]
Warrants Issued During Period	1,200,000	1,200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		0.50
Class of Warrant or Right, Outstanding		2,680,000
Placement Agent [Member]
Class of Warrant or Right, Outstanding	1,680,000	1,680,000
Private Placement [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	1
Private Placement [Member]
Warrants Issued During Period	1,000,000	1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	1.00
Secured Debt (in Dollars)	650,000	650,000
Warrant [Member]
Other Noncash Expense (in Dollars)		$ 3,700,000